Other Payables and Accrued Expenses	6 Months Ended
Jun. 30, 2018
Other Liabilities Disclosure [Abstract]
Other Payables and Accrued Expenses

14. OTHER PAYABLES AND ACCRUED EXPENSES

As of June 30, 2018 and December 31, 2017, other payables and accrued expenses consist of:

	June 30,	December 31,
	2018	2017
	(Unaudited)
Advances from unrelated third-parties (i)	$393,453	$194,552
Other taxes payable (ii)	2,876,127	2,772,560
Unrecognized tax benefits (iii)	433,000	433,000
Accrued professional fees	88,464	158,747
Amount due to employees (iv)	184,130	198,370
Other current liabilities	267,572	281,188
	$4,242,746	$4,038,417

(i)	The advances from unrelated parties are non-interest bearing and due on demand.

(ii)	The other taxes payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax. The increase in other taxes payable was mainly attributed to reassessment of prior years’ business tax, value added tax, land use tax, and other auxiliary taxes.

(iii)	The Unrecognized tax benefits refer to the land value added tax due to the sale of property, equipment, and land use rights in September 2015.

(iv)	The amounts due to employees were pertaining to employees’ out-of-pocket expenses for travel and meal allowance, etc.